Contract Balances (Details) - Schedule of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
At the beginning of the year	¥ 23,329	¥ 25,853
Allowance (reversal) made during the year	(2,879)	7,298
Write-off		(9,822)
At the end of the year	¥ 20,450	¥ 23,329